Concentration Risk (Details) - Schedule of Group’s Total Revenue - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Customer A [Member]
Percentage of the Group’s total revenue
Concentration risk, percentage	16.00%	19.00%
Customer B [Member]
Percentage of the Group’s total revenue
Concentration risk, percentage	20.00%	17.00%
Customer C [Member]
Percentage of the Group’s total revenue
Concentration risk, percentage	18.00%		[1]

[1]	represent percentage less than 10%